Label	Element	Value
AAM SLC Low Duration Income ETF | Westlake Automobile Receivables Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
AAM SLC Low Duration Income ETF | CPS Auto Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
AAM SLC Low Duration Income ETF | Pagaya AI Debt Selection Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
AAM SLC Low Duration Income ETF | Exeter Automobile Receivables Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.60%
AAM SLC Low Duration Income ETF | Invesco Government & Agency Portfolio [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
AAM SLC Low Duration Income ETF | Verus Securitization Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.80%
AAM SLC Low Duration Income ETF | GLS Auto Receivables Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
AAM SLC Low Duration Income ETF | BBCMS Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
AAM SLC Low Duration Income ETF | Bridgecrest Lending Auto Securitization Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
AAM SLC Low Duration Income ETF | American Credit Acceptance Receivables Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
AAM SLC Low Duration Income ETF | Asset Backed Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.40%
AAM SLC Low Duration Income ETF | Financial [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.10%
AAM SLC Low Duration Income ETF | Mortgage Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.20%
AAM SLC Low Duration Income ETF | Government [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.90%
AAM SLC Low Duration Income ETF | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
AAM SLC Low Duration Income ETF | Consumer, Cyclical [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
AAM SLC Low Duration Income ETF | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
AAM SLC Low Duration Income ETF | Basic Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%
AAM SLC Low Duration Income ETF | Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
AAM SLC Low Duration Income ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	40.30%